IMPAIRMENT REVERSAL (CHARGE)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment of assets [Abstract]
Impairment Reversal (Charge)	Impairment Reversal (Charge)

	Years ended December 31,
	2024	2023
Fayolle
Mining properties	$(6.8)	$—
Westwood CGU
Mining properties, Plant and equipment and ROU assets	426.5	—
Asset retirement obligations	35.8	—
	$455.5	$—
The Company performs impairment testing for its property, plant and equipment when indicators of potential impairment or reversal of previously recognized impairment are identified.
During the second quarter 2024, the Company ceased mining activity at the Fayolle property and therefore does not expect to realize a future economic benefit from Fayolle. As a result the full mining properties balance was impaired to $nil.
During the third quarter 2024, the Company assessed that the increase in the long-term consensus price of gold to be an indicator of impairment reversal for the Westwood CGU. As a result, an assessment of the recoverable amount of the Westwood CGU was performed. It was determined that the recoverable amount exceeded the carrying amount plus the prior impairments recorded on the Westwood CGU and the Company recorded a $462.3 million reversal in the consolidated statements of earnings (loss).
The recoverable amount of the Westwood CGU was determined by calculating the fair value less cost of disposal (“FVLCD”). The FVLCD was determined by calculating the net present value of the estimated future cash flows using the Company's internal life of mine plan (level 3 of the fair value hierarchy). The significant estimates and assumptions used in determining the FVLCD were the life of mine production profile (including assumptions around conversion of resources into reserves), future operating and capital expenditures, gold prices, future foreign exchange rates and the discount rate.
The future cash flows used to calculate the FVLCD were discounted using a real discount rate of 5.5%, which reflects specific market risk factors and risks inherent to the Westwood CGU.